Principal Activities and Organization (Reorganization, Narrative) (Details)	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2013 NQ Mobile [Member]	Mar. 14, 2007 NQ Mobile [Member] RPL [Member]	Dec. 31, 2013 Beijing Technology [Member]	Dec. 31, 2013 Beijing Technology [Member] RPL [Member]
Reorganization [Line Items]
Incorporation date	Mar. 14, 2007
Ownership		100.00%		100.00%
Operations commenced date			Oct. 21, 2005